AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD (Schedule of Gain on Sale of Investment) (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
AGREEMENTS WITH D.N.A. BIOMEDICAL SOLUTIONS LTD [Abstract]
Fair value of D.N.A. shares				$ 581,977
Receivables from D.N.A.				450,000
Re-classification of currency translation adjustments				7,930
Investment, before cost				1,039,907
Less - net cost of the investment realized				(6,903)
Gain on sale of investment				$ 1,033,004	$ 1,033,004	$ 1,033,004